STOCK BASED COMPENSATION (Details) - USD ($) $ in Millions			1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 15, 2019	Feb. 13, 2019	Mar. 31, 2016	Mar. 30, 2019	Mar. 31, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Stock Based Compensation
Shares authorized to be awarded						4,800,000
Compensation expenses				$ 4.0	$ 3.0	$ 13.2	$ 13.4	$ 118.4
Total unrecognized compensation expense for unvested options				$ 18.8		0.1
Unrecognized compensation expense for unvested options, recognition period				3 years
Restricted stock units (RSUs)
Stock Based Compensation
Total unrecognized compensation expense for unvested options						$ 44.7
RSUs granted						7,000
Unrecognized compensation expense				$ 0.1
Restricted stock units (RSUs) | Board of Directors
Stock Based Compensation
RSUs granted		2,948
Options granted (in shares)						6,666
Restricted stock units (RSUs) | Various employees
Stock Based Compensation
Options granted (in shares)	280,196
Vesting period (in years)	10 years
Performance-based RSU
Stock Based Compensation
RSUs granted						1,426,000
Unrecognized compensation expense				42.7
Stock options | Various employees
Stock Based Compensation
Options granted (in shares)	540,952
Vesting period (in years)	10 years
Deferred stock units
Stock Based Compensation
Total unrecognized compensation expense for unvested options						$ 0.2
RSUs granted						13,000
Unrecognized compensation expense				$ 0.1
Deferred stock units | Board of Directors
Stock Based Compensation
RSUs granted		1,141
2012 Plan
Stock Based Compensation
Shares authorized to be awarded				8,800,000
Total unrecognized compensation expense for unvested options						$ 12.2
Unrecognized compensation expense for unvested options, recognition period						4 years
Vesting period (in years)			3 years
2012 Plan | Restricted stock units (RSUs)
Stock Based Compensation
RSUs granted						385,241
2012 Plan | Stock options
Stock Based Compensation
Options granted (in shares)							77,000	166,000
2018 Plan
Stock Based Compensation
Shares authorized to be awarded				4,800,000
Options granted (in shares)						761,000
2018 Plan | Stock options
Stock Based Compensation
Options granted (in shares)						761,000